10% SECURED CONVERTIBLE PROMISSORY NOTES (Details Narrative) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Jan. 03, 2013	Nov. 30, 2012 Secured Convertible Promissory Notes	Aug. 31, 2012 Secured Convertible Promissory Notes	Aug. 12, 2012 Secured Convertible Promissory Notes
Maximum amount						$ 250,000	$ 135,000	$ 600,000
Interest rate						10.00%	10.00%	10.00%
Accrued interest			9,612	8,663
Conversion price per unit					$ 0.19
Conversion amount	$ 394,612	$ 394,612	$ 394,612
Converted shares			2,076,906